Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Adjusted EBITDA ($)
2025	7,558,096	8,493,600	3,030,752	3,195,715	10.05	248.07	(12,912,000)	93,264,000
2024	2,093,184	2,411,621	1,673,476	1,626,418	11.08	201.18	(6,524,000)	82,061,000
2023	1,975,635	1,477,924	1,778,512	1,499,184	9.42	148.26	(16,343,000)	48,170,000
2022	4,799,492	1,377,062	2,818,213	1,899,901	14.93	94.80	19,570,000	34,618,000
2021	3,384,684	(670,833)	1,594,716	54,250	46.70	133.35	(27,362,000)	49,600,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our chief executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	David A. Morken	Daryl E. Raiford, Devesh Agarwal, Rebecca G. Bottorff and R. Brandon Asbill
2024	David A. Morken	Daryl E. Raiford, Rebecca G. Bottorff, R. Brandon Asbill, Devesh Agarwal, and Anthony F. Bartolo
2023	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2022	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2021	David A. Morken	Daryl E. Raiford, Jeffrey A. Hoffman, R. Brandon Asbill, Rebecca G. Bottorff, and Scott Mullen

Peer Group Issuers, Footnote	Represents the cumulative TSR (the “Peer Group TSR”) for the S&P 500 Information Technology Index (Sector) (the “Peer Group”).
PEO Total Compensation Amount	$ 7,558,096	$ 2,093,184	$ 1,975,635	$ 4,799,492	$ 3,384,684
PEO Actually Paid Compensation Amount	8,493,600	2,411,621	1,477,924	1,377,062	(670,833)
Non-PEO NEO Average Total Compensation Amount	3,030,752	1,673,476	1,778,512	2,818,213	1,594,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,195,715	1,626,418	1,499,184	1,899,901	54,250
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth below with respect to the 2025 fiscal year:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,986,470)	(2,601,717)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,630,245	2,731,888
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	548,490	245,878
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(113,252)	(84,156)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(143,509)	(126,930)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	935,504	164,963

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, assuming the reinvestment of dividends.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, assuming the reinvestment of dividends.
Total Shareholder Return Amount	$ 10.05	11.08	9.42	14.93	46.70
Peer Group Total Shareholder Return Amount	248.07	201.18	148.26	94.80	133.35
Net Income (Loss)	$ (12,912,000)	$ (6,524,000)	$ (16,343,000)	$ 19,570,000	$ (27,362,000)
Company Selected Measure Amount	93,264,000	82,061,000	48,170,000	34,618,000	49,600,000
PEO Name	David A. Morken
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 935,504
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,986,470)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,630,245
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,252)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,490
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,509)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based On Incremental Fair Value Of Options/SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,963
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,601,717)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,731,888
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,156)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,878
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,930)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Incremental Fair Value Of Options/SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0